Revenue from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenues Based on Product Lines
Set out below is the disaggregation of the Group’s revenue from contracts with customers:

(In thousand Euros)	June 30, 2023	June 30, 2022
Sales of goods	60,275	65,746
Sales of services	7,745	2,065

Total	68,020	67,811

Summary of Revenues Based Geographical Segments
The breakdown by geographical segments is as follows:

(In thousand Euros)	June 30, 2023	June 30, 2022
Geographical markets (*):
EMEA	55,124	60,207
NORAM	12,526	7,593
APAC	370	11

Total	68,020	67,811

(*)	Differences between geographical markets information above and segment disclosures in Note 7 are due to inter-segment eliminations.